Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
Plan Termination	Plan Termination
The Bank has not expressed any intention to discontinue the Plan; however, it has the right under the Plan to terminate or discontinue its contributions to the Plan at any time subject to the provisions of ERISA. In the event of Plan termination, Plan participants will become 100% vested in their Bank contribution accounts and are entitled to full distribution of such amounts.